Intangible Assets Other Than Goodwill	3 Months Ended
Mar. 31, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Intangible Assets Other Than Goodwill [Text Block]
NOTE 4: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets as of March 31, 2013 and December 31, 2012 consist of the following:

March 31, 2013	Acquisition Cost	Additions	Accumulated Amortization	Net Book Value March 31, 2013
Trade name	$10,420	$—	$(5,471)	$4,949
Port terminal operating rights	34,060	2,092	(6,693)	29,459
Customer relationships	36,120	—	(9,946)	26,174

Total intangible assets	$80,600	$2,092	$(22,110)	$60,582

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$10,420	$(5,210)	$5,210
Port terminal operating rights	34,060	(6,462)	27,598
Customer relationships	36,120	(9,503)	26,617
Favorable lease terms	3,780	(3,780)	—

Total intangible assets	$84,380	$(24,955)	$59,425

On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Energias”), an Uruguayan company, for a total consideration of $2,092. Energias, as a free zone direct user, holds the right to occupy approximately 12 hectares of undeveloped land located in Nueva Palmira free zone in Uruguay, near Navios Logistics' existing port.
Amortization expense, net for the three month period ended March 31, 2013 amounted to $935 ($1,109 for the three month period ended March 31, 2012).
The aggregate amortization of intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$1,042	$1,042	$1,042	$1,042	$781	$—	$4,949
Port terminal operating rights	926	926	926	926	926	24,829	29,459
Customer relationships	1,775	1,775	1,775	1,775	1,775	17,299	26,174

Total	$3,743	$3,743	$3,743	$3,743	$3,482	$42,128	$60,582